Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of liabilities [line items]
Net amount presented, Financial assets	$ 192,399	$ 192,399
Net amount presented, Financial liabilities	451,196	505,977
Trade And Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized, Financial liabilities	33,465	28,856
Gross amounts offset, Financial liabilities	(2,537)	(2,412)
Net amount presented, Financial liabilities	30,928	26,444
Trade And Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized, Financial assets	60,296	51,753
Gross amounts offset, Financial assets	(2,537)	(2,412)
Net amount presented, Financial assets	$ 57,759	$ 49,341